Analysis of changes in financing during the year	12 Months Ended
Dec. 31, 2023
Analysis of changes in financing during the year
Analysis of changes in financing during the year

29 Analysis of changes in financing during the year

This note shows cash flows and non-cash movements relating to the financing activities of the Group. These activities reflect movements in share capital, share premium, paid-in equity, subordinated liabilities and MRELs.

	Share capital, share premium,
	and paid-in equity			Subordinated liabilities			MRELs
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	15,590	16,519	18,239	6,260	8,429	9,962	22,265	23,423	20,873

Issue of paid-in equity	—	—	937	—	—	—	—	—	—
Issue of subordinated liabilities	—	—	—	611	648	1,634	—	—	—
Issue of MRELs	—	—	—	—	—		3,973	3,721	3,383
Redemption of subordinated liabilities	—	—	—	(1,250)	(3,693)	(4,765)	—	—	—
Interest paid on subordinated liabilities	—	—	—	(439)	(374)	(321)	—	—	—
Maturity and redemption of MRELs	—	—	—	—	—	—	(4,236)	(4,992)	—
Interest paid on MRELs	—	—	—	—	—	—	(844)	(703)	(647)
Net cash flows from financing activities	—	—	937	(1,078)	(3,419)	(3,452)	(1,107)	(1,974)	2,736
Ordinary shares issued	—	—	87	—	—	—	—	—	—
Shares repurchased	(856)	(929)	(698)	—	—	—	—	—	—
Effects of foreign exchange	—	—	—	(166)	597	(18)	(987)	1,889	(190)
Changes in fair value of subordinated liabilities and MRELs	—	—	—	230	(594)	(434)	601	(1,806)	(649)
Preference shares reclassified to subordinated liabilities	—	—	—	—	750	—	—	—	—
Paid-in equity reclassified to subordinated liabilities	—	—	(2,046)	—	—	1,915	—	—	—
(Gain)/loss on redemption of own debt	—	—	—	(3)	161	145	—	—	—
Interest payable on subordinated liabilities and MRELs	—	—	—	464	370	311	888	733	653
Other	—	—	—	7	(34)	—	—	—	—
At 31 December	14,734	15,590	16,519	5,714	6,260	8,429	21,660	22,265	23,423